SHAREHOLDERS' EQUITY (DEFICIT) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY (DEFICIT)
Translation differences	$ 0.6	$ 109.8
Remeasurements	40.6	37.0
Other reserves	224.5	(10.9)
Accumulated deficit	(1,057.5)	(848.9)
Accumulated deficit and other	$ (791.8)	$ (713.0)